ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA CC

Supplement Dated March 18, 2019

to the

Prospectus dated May 1, 2018

ADVISOR’S EDGE® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA VNY

Supplement dated March 18, 2019

to the

Prospectus dated May 1, 2018

Effective on or about April 18, 2019, based on changes to the underlying fund portfolio due to a merger, the name changes will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
AB Growth Portfolio	AB Large Cap Growth Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Variable Annuity & Advisor’s Edge NY Variable Annuity dated May 1, 2018

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA CC

Supplement Dated March 18, 2018

to the

Prospectus dated May 1, 2016

Effective on or about April 18, 2019, based on changes to the underlying fund portfolio due to a merger, the name changes will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
AB Growth Portfolio	AB Large Cap Growth Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select Variable Annuity dated May 1, 2016